SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Year-end HKD:US$ exchange rate	$ 0.1277	$ 0.1286	$ 0.12825	$ 0.12899
Average HKD:US$ exchange rate	0.1281	0.1289	0.12839	0.12894
Year-end SGD:US$ exchange rate	0.7386	0.7433	0.74111	0.75645
Average SGD:US$ exchange rate	$ 0.7396	$ 0.7507	$ 0.73693	$ 0.74365